UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549- FORM N-PX ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number :	811-4345

Name of Registrant:	Putnam Tax-Free Income Trust

Address of Principal Executive Offices:	One Post Office Square
Boston, Massachusetts 02109

Name and address of agent of service:	James P. Pappas, Vice President
Putnam Tax-Free Income Trust
One Post Office Square
Boston, Massachusetts 02109

CC:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
Prudential Tower
800 Boylson Street
Boston, Massachusetts 02199-3600

Registrant's telephone number including area code:	(617) 292-1000

Date of fiscal year end:	7/31/10

Date of reporting period:	07/01/2010 - 06/30/2011

Registrant :	Putnam Tax-Free Income Trust
Fund Name :	Putnam AMT-Free Municipal Fund
Date of fiscal year end:	07/31/2010
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant :	Putnam Tax-Free Income Trust
Fund Name :	Putnam Tax-Free High Yield Fund
Date of fiscal year end:	07/31/2010

Tembec inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	TMB	CUSIP 87974D100	01/27/2011		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Norman Betts	Mgmt	For	Withhold	Against
	1.2	Elect James Brumm	Mgmt	For	For	For
	1.3	Elect James Chapman	Mgmt	For	For	For
	1.4	Elect James Continenza	Mgmt	For	For	For
	1.5	Elect Michel Dumas	Mgmt	For	For	For
	1.6	Elect Jacques Leduc	Mgmt	For	For	For
	1.7	Elect James Lopez	Mgmt	For	For	For
	1.8	Elect Pierre Lortie	Mgmt	For	For	For
	1.9	Elect Francis Scricco	Mgmt	For	For	For
	1.10	Elect David Steuart	Mgmt	For	For	For
	1.11	Elect Lorie Waisberg	Mgmt	For	Withhold	Against
	2	Appointment of Auditor and Authority to Set Fees	Mgmt	For	For	For

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management’s recommendation if management’s recommendation is ‘Abstain.’ Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'
Where management has made no recommendation on a ballot item, 'N/A' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Putnam Tax-Free Income Trust

By:	/s/ Jonathan S. Horwitz

Name:	Jonathan S. Horwitz

Title:	Executive Vice President, Treasurer, Principal Executive Officer and Compliance Liaison

Date:	August 8, 2011